Financial Instruments and Risk Management (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Notional	R$ 5,945,000
Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Notional	25,249
Fair value	R$ (14,611)
Nondeliverable Forward [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2025
Notional	R$ 15,823
Exercise price | R$ / shares	5.5465
Fair value	R$ (10,851)
Nondeliverable Forward One [Member] | Fair value hedges [member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Hedged object	Cost in USD
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2025
Notional	R$ 9,426
Exercise price | R$ / shares	6.0634
Fair value	R$ (3,760)